UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

349 Ridgedale Avenue

East Hanover, NJ  07936

(Address of principal executive offices)(Zip code)

David Y.S. Chiueh

349 Ridgedale Avenue

East Hanover, NJ  07936

 (Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Upright Investments Trust

Upright Assets Allocation Plus Fund (UPAAX)

Upright Growth & Income Fund (UPDDX)

Upright Growth Fund (UPUPX)

Semi-Annual Report

March 31, 2024

(Unaudited)

UPRIGHT INVESTMENTS TRUST

UPRIGHT ASSETS ALLOCATION PLUS FUND

PORTFOLIO ILLUSTRATION

MARCH 31, 2024 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry. The underlying securities represent a percentage of the portfolio of investments.

Industries are categorized using Yahoo Finance classifications.

Semi-Annual Report |  1

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH & INCOME FUND

PORTFOLIO ILLUSTRATION

MARCH 31, 2024 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry. The underlying securities represent a percentage of the portfolio of investments.

Industries are categorized using Yahoo Finance classifications.

Semi-Annual Report |  2

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH FUND

PORTFOLIO ILLUSTRATION

MARCH 31, 2024 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry. The underlying securities represent a percentage of the portfolio of investments.

Industries are categorized using Yahoo Finance classifications.

Semi-Annual Report |  3

UPRIGHT INVESTMENTS TRUST

UPRIGHT ASSETS ALLOCATION PLUS FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2024 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 34.54%

Drug Manufacturers—General - 4.04%
500	AbbVie, Inc.	$ 91,050

Drug Manufacturers—Specialty & Generic - 2.04%
2,000	Teva Pharmaceutical Industries Ltd. ADR *	28,220
1,500	Viatris, Inc.	17,910
		46,130
Electrical Equipment & Parts - 0.76%
5,000	Plug Power, Inc. *	17,200

Integrated Circuit Design - 9.49%
40,000	Himax Technologies, Inc. ADR *	214,000

Internet Content & Information - 0.47%
100	Baidu, Inc. ADR *	10,528

Semiconductors - 17.74%
10,000	Ase Technology Holding Co. Ltd. ADR *	109,900
2,000	Silicon Motion Technology Corp. ADR	153,880
1,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	136,050
		399,830

TOTAL FOR COMMON STOCKS (Cost $790,284) - 34.54%		778,738

EXCHANGE TRADED FUNDS - 62.57%

750	Direxion Daily 20+ Year Treasury Bull 3X Shares	40,875
10,000	Direxion Daily Dow Jones Internet Bull 3X Shares *	190,100
550	Direxion Daily Energy Bull 2X Shares	38,940
85	Direxion Daily MSCI Brazil Bull 2X Shares	7,325
200	Direxion Daily MSCI Emerging Markets Bull 3X Shares	6,064
500	Direxion Daily MSCI India Bull 2x Shares	30,915
1,500	Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	84,195
2,000	Direxion Daily Real Estate Bull 3X Shares	19,800
1,500	Direxion Daily S&P 500 Bull 3X Shares	201,045
3,000	Direxion Daily Semiconductor Bull 3X Shares	139,590
1,100	Direxion Financial Bull 3X Shares	123,420
2,500	Direxion Small Cap Bull 3X Shares	107,300
1,000	Global X Lithium and Battery Tech ETF	45,290
200	iShares MSCI China ETF	7,946
200	iShares MSCI EAFE Value ETF	10,880
1,000	iShares MSCI Taiwan ETF	48,680
100	iShares Russell Mid-Cap Value ETF	12,533

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  4

UPRIGHT INVESTMENTS TRUST

UPRIGHT ASSETS ALLOCATION PLUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2024 (UNAUDITED)

Shares		Fair Value

EXCHANGE TRADED FUNDS - 62.57% (CONTINUED)

1,400	KraneShares CSI China Internet ETF	$ 36,750
2,000	ProShares UltraPro QQQ ETF	123,120
2,000	VanEck Vectors Vietnam ETF	27,800
700	Vanguard Emerging Markets Stock Index Fund	29,239
100	Vanguard FTSE All-World ex-US Small Cap Index Fund ETF	11,684
200	Vanguard Real Estate Index Fund ETF Shares	17,296
800	VictoryShares US Large Cap High Dividend Volatility Wtd Index ETF	49,728
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $847,156) - 62.57%		1,410,515

MONEY MARKET FUNDS - 4.41%
53,068	First American Government Obligation Fund Class X 5.24% **	53,068
37,752	First American Treasury Obligation Fund Class X 5.23% **	37,752
8,533	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio 5.16% **	8,533
TOTAL FOR MONEY MARKET FUNDS (Cost $99,353) - 4.41%		99,353

TOTAL INVESTMENTS (Cost $1,736,793) - 101.52%		2,288,606

LIABILITIES LESS OTHER ASSETS, NET - 1.23%		(34,342)

NET ASSETS - 100.00%		$ 2,254,264

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at March 31, 2024.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  5

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2024 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 68.86%

Banks—Diversified - 1.46%
200	JPMorgan Chase & Co.	$ 40,060

Capital Markets - 3.04%
200	The Goldman Sachs Group, Inc.	83,538

Consumer Electronics - 2.49%
400	Apple, Inc.	68,592

Drug Manufacturers—General - 3.97%
600	AbbVie, Inc.	109,260

Drug Manufacturers—Specialty & Generic - 3.59%
7,000	Teva Pharmaceutical Industries Ltd. ADR *	98,770

Electrical Equipment & Parts - 0.50%
4,000	Plug Power, Inc. *	13,760

Entertainment - 0.89%
200	The Walt Disney Co.	24,472

Health Information Services - 0.13%
41	GE Healthcare Technologies, Inc.	3,727

Healthcare Plans - 0.87%
300	CVS Health Corp.	23,928

Integrated Circuit Design - 9.72%
50,000	Himax Technologies, Inc. ADR *	267,500

Luxury Goods - 3.97%
2,300	Tapestry, Inc.	109,204

Oil & Gas Integrated - 1.27%
300	Exxon Mobil Corp.	34,872

Pharmaceutical Retailers - 0.39%
500	Walgreens Boots Alliance, Inc.	10,845

Specialty Industrial Machinery - 0.80%
125	General Electric Co.	21,941

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  6

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2024 (UNAUDITED)

Shares		Fair Value

Semiconductors - 35.77%
10,000	Ase Technology Holding Co. Ltd. ADR *	$ 109,900
600	NVIDIA Corp.	542,136
1,500	Silicon Motion Technology Corp. ADR	115,410
1,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	136,050
10,000	United Microelectronics Corp. ADR *	80,900
		984,396

TOTAL FOR COMMON STOCKS (Cost $1,180,538) - 68.86%		1,894,865

EXCHANGE TRADED FUNDS - 28.72%
800	Direxion Daily 20+ Year Treasury Bull 3X Shares	43,600
1,500	Direxion Daily Aerospace & Defense Bull 3X Shares	39,975
9,000	Direxion Daily Dow Jones Internet Bull 3X Shares *	171,090
1,000	Direxion Daily Industrials Bull 3X Shares	56,550
1,000	Direxion Daily Pharmaceutical & Medical Bull 3X Shares	8,220
1,000	Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	56,130
2,000	Direxion Daily Real Estate Bull 3X Shares	19,800
750	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	18,714
3,000	Direxion Daily Semiconductor Bull 3X Shares	139,590
1,300	Direxion Financial Bull 3X Shares	145,860
2,000	Direxion Small Cap Bull 3X Shares	85,840
50	ProShares S&P 500 Dividend Aristocrats ETF	5,071
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $432,246) - 28.72%		790,440

MONEY MARKET FUNDS - 3.99%
88,285	Fidelity Investments Money Market Government Portfolio Class I 5.21% **	88,285
9,469	First American Government Obligation Fund Class Z 5.20% **	9,469
308	First American Treasury Obligation Fund Class Z 5.19% **	308
8,878	Morgan Stanley Institutional Liquidity Fund Government Portfolio Institutional Class 5.22% **	8,878
2,842	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio Institutional Classs 5.16% **	2,842
TOTAL FOR MONEY MARKET FUNDS (Cost $109,782) - 3.99%		109,782

TOTAL INVESTMENTS (Cost $1,722,566) - 101.57%		2,795,087

LIABILITIES LESS OTHER ASSETS, NET - (1.57)%		(43,187)

NET ASSETS - 100.00%		$2,751,900

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at March 31, 2024.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  7

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2024 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 78.91%

Agricultural Inputs - 0.21%
1,200	The Mosaic Co.	$ 38,952

Banks—Diversified - 1.25%
6,000	Bank of America Corp.	227,520

Consumer Electronics - 23.26%
24,800	Apple, Inc.	4,252,704

Drug Manufacturers—General - 2.39%
2,400	AbbVie, Inc.	437,040

Drug Manufacturers—Specialty & Generic - 5.22%
2,000	Bausch Health Cos., Inc. *	21,220
66,102	Teva Pharmaceutical Industries Ltd. ADR *	932,699
		953,919
Electrical Equipment & Parts - 1.36%
72,500	Plug Power, Inc. *	249,400

Insurance—Life - 1.30%
1,000	Brighthouse Financial, Inc. *	51,540
2,500	Metlife, Inc.	185,275
		236,815
Integrated Circuit Design - 21.70%
741,261	Himax Technologies, Inc. ADR *	3,965,747

Internet Retail - 0.79%
2,000	Alibaba Group Holding Ltd. ADR	144,720

Internet Content & Information - 2.46%
2,000	Alphabet, Inc. Class C *	304,520
300	Meta Platforms, Inc. Class A	145,674
		450,194
Semiconductors - 18.97%
10,000	Ase Technology Holding Co. Ltd. ADR *	109,900
13,000	Silicon Motion Technology Corp. ADR	1,000,220
17,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,312,850
5,500	United Microelectronics Corp. ADR *	44,495
		3,467,465

TOTAL FOR COMMON STOCKS (Cost $11,754,689) - 78.91%		14,424,476

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  8

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2024 (UNAUDITED)

Shares		Fair Value

EXCHANGE TRADED FUNDS - 9.48%
3,000	Direxion Daily 20+ Year Treasury Bull 3X Shares	$ 163,500
5,500	Direxion Daily Aerospace & Defense Bull 3X Shares	146,575
18,000	Direxion Daily Dow Jones Internet Bull 3X Shares *	342,180
3,000	Direxion Daily Industrials Bull 3X Shares	169,650
4,000	Direxion Daily Pharmaceutical & Medical Bull 3X Shares	32,880
3,000	Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	168,390
5,000	Direxion Daily Real Estate Bull 3X Shares	49,500
8,000	Direxion Daily Semiconductor Bull 3X Shares	372,240
2,000	Direxion Financial Bull 3X Shares	224,400
1,500	Direxion Small Cap Bull 3X Shares	64,380
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $933,913) - 9.48%		1,733,695

MONEY MARKET FUNDS - 11.83%
560,171	Fidelity Investments Money Market Government Portfolio Class I 5.21% **	560,171
1,602,018	Invesco Treasury Obligations Portfolio Institutional Class 5.17% **	1,602,018
TOTAL FOR MONEY MARKET FUNDS (Cost $2,162,189) - 11.83%		2,162,189

TOTAL INVESTMENTS (Cost $14,850,791) - 100.22%		18,320,360

LIABILITIES LESS OTHER ASSETS, NET - (0.22)%		(39,639)

NET ASSETS - 100.00%		$18,280,721

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at March 31, 2024.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  9

UPRIGHT INVESTMENTS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2024 (UNAUDITED)

Assets:	Upright Assets Allocation Plus Fund	Upright Growth & Income Fund	Upright Growth Fund
Investments in Securities, at Value
(Cost $1,736,793, $1,722,566, and $14,850,791, respectively)	$ 2,288,606	$ 2,795,087	$ 18,320,360
Cash	-	550	314,637
Receivables:
Dividends and Interest	868	916	19,508
Prepaid Expenses	682	678	1,187
Total Assets	2,290,156	2,797,231	18,655,692
Liabilities:
Payables:
Advisory Fees	24,028	31,932	283,316
Administrative Fees	8,318	9,579	80,482
Audit Fees	2,006	2,006	7,423
Custody Fees	520	507	1,052
Trustee Fees	227	245	1,195
Legal Fees	188	199	197
Miscellaneous Fees	605	863	1,306
Total Liabilities	35,892	45,331	374,971
Net Assets	$ 2,254,264	$ 2,751,900	$ 18,280,721

Net Assets Consist of:
Paid In Capital	$ 1,752,880	$ 1,739,623	$ 14,832,141
Distributable Earnings (Deficit)	501,384	1,012,277	3,448,580
Net Assets (unlimited shares authorized; 177,240, 170,970
and 2,189,482 shares outstanding, respectively.)	$ 2,254,264	$ 2,751,900	$ 18,280,721

Net Asset Value and Offering Price Per Share	$ 12.72	$ 16.10	$ 8.35

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  10

UPRIGHT INVESTMENTS TRUST

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2024 (UNAUDITED)

	Upright Assets Allocation Plus Fund	Upright Growth & Income Fund	Upright Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $324, $321, and $5,438, respectively)	$ 17,410	$ 12,472	$ 61,631
Interest	3,164	4,568	76,477
Total Investment Income	20,574	17,040	138,108

Expenses:
Advisory Fees	12,431	16,865	135,219
Administrative Fees	4,303	5,060	38,558
Audit Fees	-	-	11,544
Insurance Fees	-	-	530
Custody Fees	1,711	2,439	2,999
Dividend Expenses	40	30	260
Legal Fees	-	5,215	120,832
Trustee Fees	803	857	3,715
Miscellaneous Fees	168	173	1,674
Total Expenses	19,456	30,639	315,331

Net Investment Income (Loss)	1,118	(13,599)	(177,223)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments	(11,873)	(22,815)	(132,126)
Net Change in Unrealized Appreciation on Investments	598,652	866,665	1,887,457
Net Realized and Unrealized Gain on Investments	586,779	843,850	1,755,331

Net Increase in Net Assets Resulting from Operations	$ 587,897	$ 830,251	$ 1,578,108

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  11

UPRIGHT INVESTMENTS TRUST

UPRIGHT ASSETS ALLOCATION PLUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	3/31/2024	9/30/2023
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 1,118	$ 5,012
Net Realized Gain (Loss) on Investments	(11,873)	-
Net Change in Unrealized Appreciation on Investments	598,652	162,436
Net Increase in Net Assets Resulting from Operations	587,897	167,448

Distributions to Shareholders	(15,847)	(24,128)

Capital Share Transactions:
Proceeds from Shares Sold	203	212,531
Reinvestment of Distributions	15,847	22,831
Cost of Shares Redeemed	(2,787)	(122,995)
Net Increase from Capital Shares Transactions	13,263	112,367

Total Increase	585,313	255,687

Net Assets
Beginning of Period/Year	1,668,951	1,413,264

End of Period/Year	$ 2,254,264	$ 1,668,951

Capital Share Transactions:
Shares Sold	10	20,981
Shares Issued on Reinvestment of Distributions	1,406	2,327
Shares Redeemed	(248)	(13,261)
Net Increase in Outstanding Shares of the Fund	1,168	10,047

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  12

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH & INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	3/31/2024	9/30/2023
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (13,599)	$ 8,656
Net Realized Gain (Loss) on Investments	(22,815)	96
Net Change in Unrealized Appreciation on Investments	866,665	348,621
Net Increase in Net Assets Resulting from Operations	830,251	357,373

Distributions to Shareholders	(13,611)	(35,227)

Capital Share Transactions:
Proceeds from Shares Sold	-	214,880
Reinvestment of Distributions	13,611	35,214
Cost of Shares Redeemed	(2,492)	(16,297)
Net Increase from Capital Shares Transactions	11,119	233,797

Total Increase	827,759	555,943

Net Assets
Beginning of Period/Year	1,924,141	1,368,198

End of Period/Year	$ 2,751,900	$ 1,924,141

Capital Share Transactions:
Shares Sold	-	18,419
Shares Issued on Reinvestment of Distributions	1,022	3,230
Shares Redeemed	(185)	(1,451)
Net Increase in Outstanding Shares of the Fund	837	20,198

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  13

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	3/31/2024	9/30/2023
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (177,223)	$ 333,084
Net Realized Loss on Investments	(132,126)	(2,407,306)
Net Change in Unrealized Appreciation on Investments	1,887,457	4,265,425
Net Increase in Net Assets Resulting from Operations	1,578,108	2,191,203

Distributions to Shareholders	(388,691)	(1,429,337)

Capital Share Transactions:
Proceeds from Shares Sold	-	133,602
Shares Issued on Reinvestment of Distributions	380,114	1,395,561
Cost of Shares Redeemed	(692,178)	(1,227,793)
Net Increase (Decrease) from Capital Share Transactions	(312,064)	301,370

Total Increase	877,353	1,063,236

Net Assets
Beginning of Period/Year	17,403,368	16,340,132

End of Period/Year	$18,280,721	$17,403,368

Capital Share Transactions:
Shares Sold	-	15,016
Shares Issued on Reinvestment of Distributions	45,687	163,565
Shares Redeemed	(83,768)	(154,573)
Net Increase (Decrease) in Outstanding Shares of the Fund	(38,081)	24,008

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  14

UPRIGHT INVESTMENTS TRUST

UPRIGHT ASSETS ALLOCATION PLUS FUND

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout each period/year.

(Unaudited) Six Months Ended 3/31/2024	Years Ended 9/30/2023	9/30/2022	9/30/2021	9/30/2020	9/30/2019
Net Asset Value, at Beginning of Period/Year	$ 9.48	$ 8.51	$ 12.88	$ 7.83	$ 6.60	$ 8.08
Income (Loss) From Investment Operations:						
Net Investment Income (Loss) *	0.01	0.03	0.16	(0.09)	(0.12)	(0.11)
Net Gain (Loss) on Securities (Realized and Unrealized)	3.32	1.09	(4.53)	5.19	1.35	(1.37)
Total from Investment Operations	3.33	1.12	(4.37)	5.10	1.23	(1.48)
Distributions:						
Net Investment Income	(0.09)	-	-	-	-	-
Realized Gains	-	(0.15)	-	(0.05)	-	-
Total from Distributions	(0.09)	(0.15)	-	(0.05)	-	-
Paid in capital from redemption fees ***	-	-	-	-	-	-
Net Asset Value, at End of Period/Year	$ 12.72	$ 9.48	$ 8.51	$ 12.88	$ 7.83	$ 6.60
Total Return **	35.25% (b)	13.08%	(33.93)%	65.30%	18.64%	(18.32)%
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 2,254	$ 1,669	$ 1,413	$ 1,884	$ 996	$ 777
Ratio of Expenses to Average Net Assets	2.03% (a)	2.87%	2.49%	2.21%	2.89%	2.71%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.12% (a)	0.29%	1.31%	(1.02)%	(1.72)%	(1.48)%
Portfolio Turnover	0.00% (b)	0.00%	1.41%	1.75%	5.03%	2.69%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** Less than $0.005 per share.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report |  15

UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout each period/year.

(Unaudited) Six Months Ended	Years Ended				
	3/31/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020	9/30/2019
Net Asset Value, at Beginning of Period/Year	$ 11.31	$ 9.13	$ 14.36	$ 8.23	$ 6.80	$ 8.59
Income (Loss) From Investment Operations:						
Net Investment Income (Loss) *	(0.08)	0.05	0.20	(0.09)	(0.15)	(0.11)
Net Gain (Loss) on Securities (Realized and Unrealized)	4.95	2.37	(5.43)	6.22	1.58	(1.53)
Total from Investment Operations	4.87	2.42	(5.23)	6.13	1.43	(1.64)
Distributions:						
Net Investment Income	(0.08)	-	-	-	-	-
Realized Gains	-	(0.24)	-	-	-	(0.15)
Total from Distributions	(0.08)	(0.24)	-	-	-	(0.15)
Paid in capital from redemption fees ***	-	-	-	-	-	-
Net Asset Value, at End of Period/Year	$ 16.10	$ 11.31	$ 9.13	$ 14.36	$ 8.23	$ 6.80
Total Return **	43.21% (b)	26.55%	(36.42)%	74.48%	21.03%	(19.22)%
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 2,752	$ 1,924	$ 1,368	$ 1,923	$ 1,020	$ 779
Ratio of Expenses to Average Net Assets	2.72% (a)	2.60%	2.87%	2.38%	3.29%	2.86%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.21)% (a)	0.47%	1.54%	(0.68)%	(1.98)%	(1.51)%
Portfolio Turnover	0.00% (b)	0.00%	1.12%	12.68%	0.00%	8.04%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** Less than $0.005 per share.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

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UPRIGHT INVESTMENTS TRUST

UPRIGHT GROWTH FUND

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout each period/year.

(Unaudited) Six Months Ended 3/31/2024	Years Ended 9/30/2023	9/30/2022	9/30/2021	9/30/2020	9/30/2019
Net Asset Value, at Beginning of Period/Year	$ 7.81	$ 7.42	$ 11.56	$ 5.97	$ 3.90	$ 6.10
Income (Loss) From Investment Operations:						
Net Investment Income (Loss) *	(0.08)	0.14	0.49	(0.03)	(0.06)	(0.04)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.80	0.89	(4.07)	5.62	2.13	(2.16)
Total from Investment Operations	0.72	1.03	(3.58)	5.59	2.07	(2.20)
Distributions:						
Net Investment Income	(0.18)	-	-	-	-	-
Realized Gains	-	(0.64)	(0.56)	-	-	-
Total from Distributions	(0.18)	(0.64)	(0.56)	-	-	-
Paid in capital from redemption fees ***	-	-	-	-	-	-
Net Asset Value, at End of Period/Year	$ 8.35	$ 7.81	$ 7.42	$ 11.56	$ 5.97	$ 3.90
Total Return **	9.16% (b)	13.22%	(33.21)%	93.63%	53.08%	(36.07)%
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 18,281	$ 17,403	$ 16,340	$ 24,978	$ 14,206	$ 9,379
Ratio of Expenses to Average Net Assets	3.50% (a)	1.88%	2.09%	0.57%	2.20%	2.15%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.97)% (a)	1.72%	4.58%	(0.23)%	(1.25)%	(0.99)%
Portfolio Turnover	0.71% (b)	0.81%	2.53%	0.28%	3.75%	3.97%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** Less than $0.005 per share.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

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UPRIGHT INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2024 (UNAUDITED)

 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an Investment Company under the Investment Company Act of 1940. The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently includes Upright Assets Allocation Plus Fund (“Assets Allocation Plus Fund”), a diversified series; Upright Growth and Income Fund (the “Growth and Income Fund”), a diversified series; and Upright Growth Fund (the “Growth Fund”), a non-diversified series, (collectively the “Funds”). The principal investment objective of the Assets Allocation Plus Fund is to seek total return. The principal investment objective of the Growth and Income Fund is to seek current income consistent with growth of capital. The principal investment objective of the Growth Fund is to provide long-term growth of capital.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes: The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2020-2022) or expected to be taken in the Funds’ 2023 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended March 31, 2024, the Funds did not incur any interest or penalties.

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UPRIGHT INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2024 (UNAUDITED)

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Funds’ net realized capital gains, if any, are declared at least annually. Distributions are recorded on the Ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

Security Transactions and Related Income - Investment and shareholder transactions are recorded on the trade date. Gains and losses on securities transactions are determined on the basis of identified cost. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

3.  SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

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UPRIGHT INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2024 (UNAUDITED)

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, implied volatilities, credit spreads, yield curves, and market-collaborated inputs.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability at measurement date, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Money market funds are generally priced at the ending NAV provided by the service agent of the fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Equity securities (common stocks and exchange traded funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or

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UPRIGHT INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2024 (UNAUDITED)

limited. The Funds did not enter any repurchase agreements during six months ended March 31, 2024.

Securities Sold Short - The Funds may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out. The Funds do not have any open short positions on March 31, 2024.

Securities Purchased on Margin – The Funds may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase. No securities were purchased on margin during the six months ended March 31, 2024. During this period, the fund paid no margin interest.

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of March 31, 2024:

Assets Allocation Plus Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Total Investments
Common Stocks *	$ 778,738	$ -	$ -	$ 778,738
Exchange Traded Funds	1,410,515	-	-	1,410,515
Money Market Funds	99,353	-	-	99,353
	$ 2,288,606	$ -	$ -	$ 2,288,606

Growth & Income Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Total Investments
Common Stocks *	$ 1,894,865	$ -	$ -	$ 1,894,865
Exchange Traded Funds	790,440	-	-	790,440
Money Market Funds	109,782	-	-	109,782
	$ 2,795,087	$ -	$ -	$ 2,795,087

Growth Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Total Investments
Common Stocks *	$ 14,424,476	$ -	$ -	$ 14,424,476
Exchange Traded Funds	1,733,695	-	-	1,733,695
Money Market Funds	2,162,189	-	-	2,162,189
	$ 18,320,360	$ -	$ -	$ 18,320,360

* Industry classifications of these categories are detailed on each Fund's Schedule of Investments.

The Funds did not hold any Level 3 assets during the six months ended March 31, 2024.  The Funds did not hold any derivative instruments at any time during the six months ended March 31, 2024.  There were no significant transfers into or out of Level 1 or

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UPRIGHT INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2024 (UNAUDITED)

Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

The Funds have entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”). Pursuant to its Investment Advisory Agreement with the Funds, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets for the Growth & Income Fund and Growth Fund, and 1.30% of its daily net assets for the Assets Allocation Plus Fund. The Funds have accrued the following advisory fees as of and for the six months ended March 31, 2024:

Advisory Fees for the six months ended March 31, 2024

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Advisory Fees Earned	$ 12,431	$ 16,865	$ 135,219
Advisory Fees owed to Adviser	$ 24,028	$ 31,932	$ 283,316

Administrative Fees

Upright Financial Corporation served as the Funds’ administrator. As compensation for services rendered to the Funds, the Administrator received a fee payable at the end of each calendar month at the annual rate of 0.45% of each Fund’s daily net assets for the first $10 million of daily net assets, 0.40% of each Fund’s daily net assets for daily net assets between $10 million to $20 million, and 0.35% of each Fund’s daily net assets for average daily net assets over $20 million.

Mutual Shareholder Services, LLC (“MSS”) provides transfer agency and fund accounting services to the Funds. On March 1, 2023, the Trust, on behalf of the Funds, entered into an Administration Agreement with Empirical Administration, LLC (“Empirical”), pursuant to which Empirical conducted certain compliance testing.  On March 1, 2023, the Trust, on behalf of the Funds, also entered into a Compliance Agreement with Empirical pursuant to the which Empirical provides the services of a chief compliance officer.  On June 1, 2023, the Trust terminated the Administration Agreement with Empirical and compliance testing was assumed by a third party contractor.  Brandon M. Pokersnik serves as the Chief Compliance Officer of the Trust. Mr. Pokersnik is the owner/president of Empirical, and also an employee of MSS.  For the services Empirical provides under the Compliance Agreement, Empirical receives from each Fund a monthly fee of $250 for compliance services.  For the six months ended March 31, 2024, Empirical earned $4,500 for compliance services.

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UPRIGHT INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2024 (UNAUDITED)

The Funds have accrued the following administrative fees as of and for the six months ended March 31, 2024:

Administrative Fees for the six months ended March 31, 2024

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Administrative Fees Earned	$ 4,303	$ 5,060	$ 38,558
Administrative Fees owed to Adviser	$ 8,318	$ 9,579	$ 80,482

US Bank serves as the Trust’s custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund.

5.   INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended March 31, 2024, were as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Purchases	$ 119,925	$ 167,178	$ 510,857
Sales	$ -	$ -	$ 107,797

6.   TAX MATTERS

As of September 30, 2023, the tax basis unrealized appreciation (depreciation) and cost of investment securities, including short-term investments, were as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Federal tax cost of investments, including short-term investments +	$ 1,751,170	$ 1,754,815	$ 15,958,770
Gross tax appreciation of investments	$ 329,592	$ 579,465	$ 7,022,400
Gross tax depreciation of investments	(376,431)	(373,609)	(5,440,288)
Net tax appreciation	$ (46,839)	$ 205,856	$ 1,582,112

+ The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes on the Funds.

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of September 30, 2023, the Fund’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

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UPRIGHT INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2024 (UNAUDITED)

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Accumulated undistributed ordinary income (loss)	$ 5,012	$ 8,752	$ 333,084
Accumulated undistributed capital gain (loss)	-	-	-
Capital loss carryforwards non-expiring	-	-	(2,407,306)
Unrealized appreciation (depreciation)	(46,839)	205,856	1,582,112
Total distributable earnings/(deficit)	$ (41,827)	$ 214,608	$ (492,110)

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and late year losses are determined only at the end of each fiscal year.

As of September 30, 2023, the Growth Fund has capital loss carryforwards available for federal income tax purposes, which can be used to offset future capital gains indefinitely, as follows:

Long-term non-expiring	$ 2,407,306
Short-term non-expiring	-
Total	$ 2,407,306

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

Ordinary income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from the character of net investment income or net realized gains presented in the financial statements in accordance with U.S. GAAP.

The tax character of distributions paid during the six months ended March 31, 2024 were as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Ordinary Income	$ 15,847	$ 13,611	$ 388,691
Long-term Gain	$ -	$ -	$ -

The tax character of distributions paid during the year ended September 30, 2023 were as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Ordinary Income	$ 24,128	$ 35,227	$ 1,077,600
Long-term Gain	$ -	$ -	$ 351,737

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UPRIGHT INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2024 (UNAUDITED)

7.  INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

8.  MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and their investments and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

9.  SECTOR RISK

The Funds may, at times, invest a substantial portion of the portfolio in companies in the technology sector.  Companies in this sector are subject to the risk of rapidly changing technological developments and highly competitive industry participants.  As a result, many companies can have variable earnings and may not pay dividends, leading to higher volatility as investor expectations shift.

10.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the funds under Section 2(a)(9) of the 1940 Act. As of March 31, 2024, Chao Cho Yeh, in aggregate, owned approximately 29% and 28% of the shares of the Assets Allocation Plus and Growth & Income Funds, respectively. As of March 31, 2024, Yu-Yun Huang, in aggregate, owned approximately 29% of the shares of the Assets Allocation Plus Fund.

11.  SUBSEQUENT EVENTS

Diversification

UPAAX, UPDDX, and UPUPX are in the same group of investment company (Upright Investments Trust). UPAAX and UPDDX are recognized as diversified funds, and UPUPX is recognized as a non-diversified fund. As of March 31, 2024, UPAAX, UPDDX, and UPUPX are meeting the requirements of Section 5(b)(1) of the Investment Company Act of 1940.

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UPRIGHT INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2024 (UNAUDITED)

Legal Counsel

a) Charles Black (VP & CSO of JOOT): He is an independent compliance consultant, SEC-approved, engaged by UFC to work on complying with the SEC 11242021 Seize & Desist Order.

b) Richard Marshall (KATTEN Partner): He was hired to communicate with the SEC re the timing of Industry Concentration compliance.

c) Thompson Hine LLP: The Trust engaged Thompson Hine on March 1, 2023 as the legal counsel to UIT and the independent trustees in the normal course of business, and UIT and Marco Yeh in the SEC investigation.

d) Richard Hong (former Federal Prosecutor & senior SEC trial lawyer, current serves Morrison Cohen): He was brought on September 2023 to replace Richard Marshall to represent UFC/Chiueh on SEC’s 09272023 responding.

Related Parties

a) Upright Financial Corporation is the Fund’s administrator, (UFC, 4.08% shares of UPUPX)

b) David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser. He is also an officer and trustee of the Fund.

i. Advisory fee. Pursuant to its Investment Advisory Agreement with the Funds, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets for the Growth & Income Fund and Growth Fund, and 1.30% of its daily net assets for the Assets Allocation Plus Fund. The Funds have accrued the following Adviser fees as of and for the six months ended March 31, 2024.

ii. The Administration fee. As compensation for the services rendered to the Funds, the Administrator is entitled to receive a fee. The Funds shall pay to the administrator at the end of each calendar month a fee at the annual rate of 0.45% of the Fund’s daily net assets for the first $10 million of daily net assets, 0.40% of the Funds’ daily net assets for daily net assets between $10 million to $20 million, and 0.35% of the Funds’ daily net assets for the average daily net assets over $20 million. The Funds have accrued the Administrative fees as of and for the six months ended March 31, 2024 (See Notes 4).

iii. Note: The adviser was previously proving this service but were deemed insufficient by the SEC with a cease-and-desist order and proceeding dated November 24, 2021.

c) Empirical Administration, LLC (administrator from March 1, 2023 to June 1, 2023).

d) Mr. Brandon Pokersnik, President of Empirical Administration, LLC, also an employee of Mutual Shareholder Services, LLC, as Chief Compliance Officer of Uptight Investment Trust on March 1, 2023, provides administration and compliance services to the Fund. He resigned as Chief Compliance Officer on April 1, 2024.

e) Mutual Shareholder Services, LLC serves as a transfer agent, the outsourcing of Fund Accounting to Mutual Shareholder Services, LLC started on March 1, 2023.

f) Winterm CPA Firm. On August 31, 2023, Upright Investment Trust signed a contract with Taiwan Winterm CPA Firm with the term of August 31, 2023 to September 30, 2024 to monitor diversification and industrial concentration daily and weekly.

g) Alice Chen resigned as a UIT Board Trustee and Chair of the Audit Committee on January 25, 2024.

h) Marco Yeh resigned as a UIT Board Trustee on January 25, 2024.

Management has evaluated the impact of all other subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

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UPRIGHT INVESTMENTS TRUST

EXPENSE ILLUSTRATION

MARCH 31, 2024 (UNAUDITED)

Expense Example

As a shareholder of Upright Investments Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2023 through March 31, 2024.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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UPRIGHT INVESTMENTS TRUST

EXPENSE ILLUSTRATION (CONTINUED)

MARCH 31, 2024 (UNAUDITED)

Upright Assets Allocation Plus Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2023	March 31, 2024	October 1, 2023 to March 31, 2024

Actual	$1,000.00	$1,352.49	$11.94
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.85	$10.23

* Expenses are equal to the Fund's annualized expense ratio of 2.03%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Upright Growth and Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2023	March 31, 2024	October 1, 2023 to March 31, 2024

Actual	$1,000.00	$1,432.07	$16.54
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.40	$13.68

* Expenses are equal to the Fund's annualized expense ratio of 2.72%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Upright Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2023	March 31, 2024	October 1, 2023 to March 31, 2024

Actual	$1,000.00	$1,091.63	$18.30
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,007.50	$17.57

* Expenses are equal to the Fund's annualized expense ratio of 3.50%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

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UPRIGHT INVESTMENTS TRUST

TRUSTEES AND OFFICERS

MARCH 31, 2024 (UNAUDITED)

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust, unless the Trustee dies, resigns, retires or is removed.  A majority of the Trust’s board members are independent, meaning that they have no affiliation with the Adviser.

The Fund is part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With the Trust	Principal Occupations During Past 5 Years	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 349 Ridgedale Ave, East Hanover, NJ 07936 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990	None

1 David Y.S Chiueh is “interested person” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is officer of the Adviser.

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UPRIGHT INVESTMENTS TRUST

TRUSTEES AND OFFICERS (CONTINUED)

MARCH 31, 2024 (UNAUDITED)

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Alice Chen * 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee	November 2009 through January 25, 2024	Controller, Great China Chartering & Agency Corp. from 2008 to 2021	3	None
Marco Yeh * 349 Ridgedale Ave East Hanover NJ 07936 Year of Birth: 1962	Trustee	August 2018 through January 25, 2024	Eunice Industry Corp. City of Industry, CA President 2007	3	None
Brandon M. Pokersnik ** 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year of Birth: 1978	Chief Compliance Officer	March 2023 through April 1, 2024	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	N/A	N/A

* Alice Chen and Marco Yeh retired as Trustees in January 2024.

** Brandon Pokersnik resigned as Chief Compliance Officer in April 2024.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 1-973-533-1818.

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UPRIGHT INVESTMENTS TRUST

ADDITIONAL INFORMATION

MARCH 31, 2024 (UNAUDITED)

Proxy Voting Procedures

The Trust's Board of Trustees has approved proxy voting procedures for the voting of proxies relating to securities held by the Funds.  Records of the Funds proxy voting records are maintained and are available for inspection.  The Board is responsible for overseeing the implementation of the procedures.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-973-533-1818 or on the SEC website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Trust now files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  These forms are available on the SEC’S website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-723-0330.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the Investment Company Act, the Board is working with the Adviser to adopt a liquidity risk management program with an administrator who will be responsible for the periodic review and assessment of the liquidity of the Fund’s portfolio investments.

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Investment Adviser & Administrator

Upright Financial Corporation

349 Ridgedale Ave.

East Hanover, NJ 07936

Custodian

US Bank

1555 N. River Center Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Myron Yang CPA & Associates, PLLC

38-08 Union St., #2A

Flushing, NY 11354

Fund Accountant & Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Trustee

David Y.S. Chiueh

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding each of the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date June 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date June 4, 2024

* Print the name and title of each signing officer under his or her signature.